BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES
NOTE 2 — BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation
The accompanying (a) balance sheet as of December 31, 2012, which has been derived from audited financial statements, and (b) unaudited condensed consolidated financial statements of the Corporation have been prepared in accordance with U.S. GAAP for interim financial information and are presented pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, certain financial information and disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted. These unaudited condensed consolidated financial statements should be read in conjunction with the Corporation’s and Former SAE’s audited consolidated financial statements and the notes thereto for the fiscal year ended December 31, 2012.  These audited financial statements can be found within the definitive proxy statement/information statement filed by the Corporation with the Securities and Exchange Commission on May 31, 2013. These unaudited condensed consolidated financial statements should also be read in conjunction with Former SAE’s unaudited restated condensed consolidated financial statements and the notes thereto for the quarter ended March 31, 2013.  These unaudited restated condensed consolidated financial statements can be found within the Form 8-K/A (Amendment No. 2) filed by the Corporation with the Securities and Exchange Commission on August 27, 2013. In the opinion of management, the unaudited condensed financial statements included herein contain all adjustments (consisting of normal recurring adjustments) considered necessary for a fair presentation of the Corporation’s financial position as of September 30, 2013 and December 31, 2012, the results of operations for the three and nine months periods ended September 30, 2013 and 2012 and cash flows for the nine months ended September 30, 2013 and 2012. The results of operations for interim periods are not necessarily indicative of the results expected for the full year.

Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are uncollateralized obligations recorded at the invoiced amount and do not bear interest. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The cyclical nature of the Corporation’s industry may affect the Corporation’s customers’ operating performance and cash flows, which could impact the Corporation’s ability to collect on these obligations.

Additionally, some of the Corporation’s customers are located in certain international areas that are inherently subject to economic, political and civil risks, which may impact the Corporation’s ability to collect receivables.

The Corporation maintains an allowance for doubtful accounts for estimated losses in its accounts receivable portfolio. It utilizes the specific identification method for establishing and maintaining the allowance for doubtful accounts. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of September 30, 2013, no allowance for doubtful accounts and no bad debt expense were recorded for the reporting periods.

Revenue Recognition
The Corporation’s services are provided under master service agreements with its customers that set forth certain obligations of the Corporation and its customers. A supplemental agreement setting forth the terms of a specific project, which may be cancelled by either party on short notice, is entered into for every data acquisition project. Customer contracts for services vary in terms and conditions. Contracts are either “turnkey” (fixed price) agreements that provide for a fixed fee per unit of measure to be paid to the Corporation, or “term” (variable price) agreements that provide for a fixed hourly, daily or monthly fee during the term of the project. Under turnkey agreements, the Corporation recognizes revenue based upon output measures as work is performed. This method requires that the Corporation recognize revenue based upon quantifiable measures of progress, such as square or linear kilometers surveyed or each unit of data recorded. Expenses associated with each unit of measure are immediately recognized. If it is determined that a contract will have a loss, the entire amount of the loss associated with the contract is immediately recognized. Revenue under a “term” contract is billed as the applicable rate is earned under the terms of the agreement. With respect to those contracts where the customer pays separately for the mobilization of equipment, the Corporation recognizes such mobilization fees as revenue during the performance of the seismic data acquisition, using the same performance method as for the seismic work. To the extent costs have been incurred in relation to the Corporation’s service contracts where the revenue is not yet earned those costs are capitalized and deferred within deferred costs on contracts until the revenue is earned, at which time it is expensed. The Corporation invoices customers for certain out-of-pocket expenses under the terms of the contracts. Amounts billed to customers are recorded in revenue at the gross amount including out-of-pocket expenses. The Corporation also utilizes subcontractors to perform certain services to facilitate the completion of customer contracts. The Corporation bills its customers for the cost of these subcontractors plus an administrative fee. The Corporation records amounts billed to its customers related to subcontractors at the gross amount and records the related cost of subcontractors as cost of sales.

Deferred Revenue
Deferred revenue primarily represents amounts billed or payments received for services in advance of the services to be rendered over a future period or advanced payments from customers related to equipment leasing.

Cash and Cash Equivalents
The Corporation considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. The Corporation has cash in banks which, at times, may exceed insured limits, established in the United States and foreign countries. The Corporation has not experienced any losses in such accounts and management believes it is not exposed to any significant credit risk on cash and short-term investments. The Corporation conducts operations outside the United States, which exposes the Corporation to market risks from changes in exchange rates. As of September 30, 2013 and December 31, 2012, the balances of cash in subsidiaries outside of the United States totaled $7,767 and $7,473, respectively.

Goodwill
Goodwill represents the excess of costs over the fair value of assets acquired in the Datum Exploration Ltd. acquisition. The change in goodwill is the result of currency translation.

In accordance with ASC Topic 350, “Goodwill and Other” (previously known as “SFAS No. 142”), the Corporation reviews its goodwill for impairment annually, or more frequently, if facts and circumstances warrant a review, at the reporting unit level. The provisions of ASC Topic 350 require that a two-step test be performed to assess goodwill for impairment. First, the fair value of the reporting unit is compared to its carrying value. If the fair value exceeds the carrying value, goodwill is not impaired and no further testing is performed. The second step is performed if the carrying value exceeds the fair value. The implied fair value of the reporting unit’s goodwill must be determined and compared to the carrying value of the goodwill. If the carrying value of a reporting unit’s goodwill exceeds its implied value, an impairment loss equal to the difference will be recorded. In determining the fair value of the Corporation’s reporting units, the Corporation relied on the Income Approach and the Market Approach. Under the Income Approach, the fair value of a business unit is based on the discounted cash flows it can be expected to generate over its remaining life. The estimated cash flows are converted to their present value equivalent using an appropriate rate of return. The Market Approach utilizes a market comparable method whereby similar publicly traded companies are valued using Market Values of Invested Capital (“MVIC”) multiples (i.e., MVIC to revenue, MVIC to earnings before interest and taxes, MVIC to cash flow, etc.) and then these MVIC multiples are applied to a company’s operating results to arrive at an estimate of value.

The Corporation completed its annual goodwill impairment test during the third quarter of 2013 and determined that the carrying amount of goodwill was not impaired.

Restricted Cash
Restricted cash consists primarily of cash collateral for performance guarantees, letters of credit and custom bonds. As of September 30, 2013 and December 31, 2012 restricted cash was $798 and $3,701, respectively, principally as a result of one performance bond in one country outside of the United States.

Foreign Exchange Gains and Losses
The unrealized foreign currency exchange gain (loss) included in accumulated other comprehensive income was $(47) and $(9) for the three months ended September 30, 2013 and 2012, respectively.

The unrealized foreign currency exchange gain (loss) included in accumulated other comprehensive income was $(2,337) and $866 for the nine months ended September 30, 2013 and 2012, respectively.

Commitments and Contingencies
The Former SAE common stockholders, as a result of the Merger, have the right to receive up to 992,108 additional shares (which includes 44 shares that may be issued in lieu of fractional shares) of the Corporation’s common stock after the Closing based on the achievement of specified earnings targets by the Corporation for the 2013 and the 2014 fiscal years.

Since the contingent consideration is considered to be equity, it did not impact the net assets recorded by the Corporation.

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources, are recorded when it is probable that a liability has been incurred and the amount of the assessment and remediation can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

In the ordinary course of business, the Corporation can be involved in legal proceedings involving contractual and employment relationships, liability claims, and a variety of other matters. As of September 30, 2013 and December 31, 2012, the Corporation did not have any legal proceedings that it expects would have a material impact on its financial position or results of operations.

Fair Value Measurements
The Corporation’s financial assets and liabilities measured at fair value as of September 30, 2013 are notes payable and at December 31, 2012 are notes payable and warrants. The fair value of the notes payable and warrants are based on Level 3 inputs based on an income and market approach. As of September 30, 2013 and December 31, 2012, some of the Corporation’s notes payable are recorded at historical cost net of applicable discounts, some are recorded at fair value. At December 31, 2012, the Corporations warrants were recorded at fair value.

Off-Balance Sheet Arrangements
The Corporation’s policies regarding off-balance sheet arrangements as of and for the three and nine months ended September 30, 2013 are consistent with those in place during, as of and for the year ended December 31, 2012. The Corporation did not have any off-balance sheet arrangements as of September 30, 2013 or December 31, 2012.

Net (Loss) Income Per Share
The Corporation complies with accounting and disclosure requirements of ASC 260, “Earnings Per Share.” Net income per share is computed by dividing net income by the weighted-average number of shares of common stock outstanding during the period. Prior to the Merger on June 24, 2013, the Corporation had not considered the effect of warrants to purchase 14,000,000 shares of common stock or 1,000,000 warrants issuable upon conversion of notes payable to two of its stockholders in the calculation of diluted loss per share, since the exercise of the warrants were then contingent upon the occurrence of future events.  At September 30, 2012, the Corporation did not have any dilutive securities and other contracts that could, potentially, be exercised and converted into common stock and then share in the earnings of the Corporation. For the nine months ended September 30, 2013, the 130,644 shares attributable to the warrants of Former SAE which were convertible into its common stock as a result of the Merger were excluded from the computation of diluted net loss per share as their effect would be anti-dilutive. Because the Former SAE warrants were issued in November 2012, there was no impact on weighted average shares outstanding-diluted for the three and nine months ended September 30, 2012.

Recently Issued Accounting Pronouncements

Foreign Currency Matters
In March 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-05, which amends ASC Topic 830, “Foreign Currency Matters.” This ASU provides guidance on foreign currency translation adjustments when a parent entity ceases to have a controlling interest on a previously consolidated subsidiary or group of assets. The guidance is effective for fiscal years beginning on or after December 15, 2013. The Corporation is still evaluating what impact, if any, the adoption of this guidance will have on its financial condition, results of operations, cash flows or financial disclosures.

Comprehensive Income
In February 2013, the FASB issued ASU No. 2013-02, “Comprehensive Income, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income.” ASU 2013-02 requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. For public entities, this ASU is effective prospectively for reporting periods beginning after December 15, 2012. The adoption of this ASU has not had nor is it expected to have a material impact on the Corporation’s results of operations, financial position or disclosures.

Income Taxes
In July 2013, the FASB issued ASU No. 2013-11- “Income Taxes (Topic 740):  Presentation Of An Unrecognized Tax Benefit When A Net Operating Loss Carryforward, A Similar Tax Loss, Or A Tax Credit Carryforward Exists”  requiring the presentation of an unrecognized tax benefit in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryfoward. This net presentation is required unless a net operating loss carryforward, a similar tax loss, or a tax credit carryfoward is not available at the reporting date or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset to settle any additional income tax that would result from the disallowance of the unrecognized tax benefit. The standards update is effective for fiscal years beginning after December 15, 2013, with early adoption permitted. The adoption of this standards update will not have a material impact on the Corporation’s consolidated financial statements.

NOTE 2 — BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

a) Principles of Consolidation
The accompanying consolidated financial statements include the accounts of SAExploration Holdings, Inc. and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated upon consolidation. The consolidated financial statements of the Corporation have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

b) Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amounts of revenues and expenses during the reporting period.

The more significant areas requiring the use of management estimates and assumptions include accounting for contracts in process, determining useful lives for depreciation and amortization purposes, allowances for doubtful accounts, the valuation of fixed assets, deferred tax assets, income tax uncertainties, share-based compensation, warrants and other contingencies. While management believes current estimates are reasonable and appropriate, actual results could differ materially from current estimates.

c) Cash and Cash Equivalents
The Corporation considers all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. As of December 31, 2012 and 2011, the balances of cash in subsidiaries outside of the United States totaled $7,473 and $3,882, respectively.

d) Restricted Cash
Restricted cash consists primarily of cash collateral for performance guarantees, letters of credit and custom bonds. In 2012, restricted cash grew to $3,701 principally as a result of one performance bond in one country outside of the United States for $3,282.

e) Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivable are uncollateralized obligations recorded at the invoiced amount and do not bear interest. Amounts collected on accounts receivable are included in net cash provided by operating activities in the consolidated statements of cash flows. The cyclical nature of the Corporation’s industry may affect the Corporation’s customers’ operating performance and cash flows, which could impact the Corporation’s ability to collect on these obligations. Additionally, some of the Corporation’s customers are located in certain international areas that are inherently subject to economic, political and civil risks, which may impact the Corporation’s ability to collect receivables.

The Corporation maintains an allowance for doubtful accounts for estimated losses in its accounts receivable portfolio. It utilizes the specific identification method for establishing and maintaining the allowance for doubtful accounts. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. As of December 31, 2012 and 2011, no allowance for doubtful accounts and no bad debt expense was recorded for the years ended December 31, 2012, 2011, or 2010.

f) Revenue Recognition
The Corporation’s services are provided under master service agreements with its customers that set forth certain obligations of the Corporation and its customers. A supplemental agreement setting forth the terms of a specific project, which may be cancelled by either party on short notice, is entered into for every data acquisition project. Customer contracts for services vary in terms and conditions. Contracts are either “turnkey” (fixed price) agreements that provide for a fixed fee, per unit of measure to be paid to the Corporation, or “term” (variable price) agreements that provide for a fixed hourly, daily or monthly fee during the term of the project. Under turnkey agreements, the Corporation recognizes revenue based upon output measures as work is performed. This method requires that the Corporation recognize revenue based upon quantifiable measures of progress, such as square or linear kilometers surveyed or each unit of data recorded. Expenses associated with each unit of measure are recognized as revenue is earned. If it is determined that a contract will have a loss, the entire amount of the loss associated with the contract is immediately recognized. Revenue under a “term” contract is billed as the applicable rate is earned under the terms of the agreement. With respect to those contracts where the customer pays separately for the mobilization of equipment, the Corporation recognizes such mobilization fees as revenue during the performance of the seismic data acquisition, using the same performance method as for the seismic work. To the extent costs have been incurred in relation to the Corporation’s service contracts where the revenue is not yet earned, those costs are capitalized and deferred within deferred costs on contracts until the revenue is earned, at which time it is expensed.

The Corporation invoices customers for certain out-of-pocket expenses under the terms of the contracts. Amounts billed to customers are recorded in revenue at the gross amount including out-of-pocket expenses. The Corporation also utilizes subcontractors to perform certain services to facilitate the completion of customer contracts. The Corporation bills its customers for the cost of these subcontractors plus an administrative fee. The Corporation records amounts billed to its customers related to subcontractors at the gross amount and records the related cost of subcontractors as cost of sales.

Sales taxes collected from customers and remitted to governmental authorities are accounted for on a net basis and are excluded from revenues in the consolidated statements of income and comprehensive income.

Deferred Revenue
Deferred revenue primarily represents amounts billed or payments received for services in advance of the services to be rendered over a future period or advanced payments from customers related to equipment leasing. Deferred revenue as of December 31, 2012 and 2011 consists primarily of $7,409 and $9,676, respectively, of advance equipment leasing payments and $1,911 and $509, respectively, of payments related to mobilization and seismic services.

Multiple-Element Arrangements
The Corporation evaluates each contract to determine if the contract is a multiple-element arrangement requiring different accounting treatments for varying components of the contract. If a contract is deemed to have separate units of accounting, the Corporation allocates arrangement consideration based on their relative selling price and the applicable revenue recognition criteria are considered separately for each of the separate units of accounting. The Corporation accounts for each contract element when delivered. During 2012 and 2011, the Corporation delivered both professional services and equipment under a lease arrangement. The equipment leased under the contracts is highly customized and specialized to perform specific seismic surveying operations.

The Corporation uses its best estimate of selling price when allocating multiple-element arrangement consideration. In estimating its selling price for the leased equipment, the Corporation considers the cost to acquire the equipment, profit margin for similar arrangements, customer demand, effect of competitors on the Corporation’s equipment, and other market constraints.

Lease Income
As a result of the terms of its contracts the Corporation may bill for the use of its equipment as part of the billing for its services. One of the Corporation’s contracts with a customer had such unique equipment needs that the equipment was separately listed and a composite rate established for all the equipment in the service contract. This contract was written such that the rate payment will be made even if the customer elects not to continue with the Corporation’s other services. This contract reserves the use of this equipment solely for the customer for the first three years. The carrying value of leased equipment included in property and equipment as of December 31, 2012 and 2011 was $28,763, and $26,035 respectively, net of accumulated depreciation of $5,067 and $342, respectively. Equipment fee income, included in revenue, as a result of this contract was $6,494, $1,503 and $0 for the years ended December 31, 2012, 2011 and 2010, respectively. Future required fees payable by the customer (exclusive of deferred revenue), embedded in this contract relate to equipment payments as follows:

2013	$4,668
2014	3,559
Total	$8,227

g) Leases
In accordance with applicable guidance, the Corporation classifies leases as capital leases if they meet certain specified criteria. Assets held under capital leases are recorded at lower of the net present value of minimum lease payments or fair value of the leased asset at the inception of the lease. Amortization expense is recognized using the straight-line method over the shorter of the estimated useful life of the asset or the term of the related lease and is included in depreciation expense. All other leases are accounted for as operating leases where the cost of the rental of the property is expensed throughout the term of the lease.

h) Property and Equipment
Property and equipment is capitalized at historical cost and depreciated over the useful life of the asset. Property and equipment under capital leases are stated at the present value of minimum lease payments.

Depreciation on property and equipment is calculated on the straight-line method over the estimated useful lives of the assets or the lesser of the lease term, as applicable. Management’s estimation of this useful life is based on circumstances that exist in the seismic industry and information available at the time of the purchase of the asset. Repairs and maintenance, which are not considered betterments and do not extend the useful life of property, are charged to expense as incurred.

When property and equipment are retired or otherwise disposed of, the asset and accumulated depreciation or amortization are removed from the accounts and the resulting gain or loss is reflected in (gain) or loss on sale of assets.

i) Income Taxes
Prior to August 5, 2011, the Corporation operated as a limited liability company for federal and state purposes, and as a result was not subject to corporate income tax. However, for the wholly owned subsidiaries, income taxes were accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized using the liability method based on the differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, operating losses and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. In assessing whether deferred tax assets will be realized, management considers whether it is more likely than not that some portion or the entire deferred tax asset will not be realized.

A valuation allowance is provided, if necessary, to reserve the amount of net operating loss and tax credit carry forwards which the Corporation may not be able to use as a result of the expiration of maximum carryover periods allowed under applicable tax codes.

The Corporation applies a more likely than not threshold to the recognition and de-recognition of uncertain tax positions. The Corporation recognizes the amount of unrecognized tax benefit that has a greater than 50 percent likelihood of being ultimately realized upon settlement. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Corporation records interest related to unrecognized tax benefits in interest expense and penalties in income tax expense.

j) Long-Lived Assets
Long-lived assets, such as property and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Corporation first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying value. If the carrying value of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying value exceeds its Fair Value. Fair Value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

k) Foreign Exchange Gains and Losses
The Corporation’s reporting currency is the U.S. dollar (“USD”). For foreign subsidiaries and branches using the local currency as their functional currency, assets and liabilities are translated at exchange rates in effect at the balance sheet dates. Revenues and expenses of these foreign subsidiaries are translated at average exchange rates for the period. Equity is translated at historical rates, and the resulting cumulative foreign currency translation adjustments resulting from this process are included as a component of accumulated other comprehensive income (loss). Therefore, the USD value of these items in the financial statements fluctuates from period to period, depending on the value of the USD against these functional currencies. Exchange gains and losses arising from transactions denominated in a currency other than the functional currency of the entity involved are included in the consolidated statements of income and comprehensive income as foreign exchange gain (losses). For the foreign subsidiaries and branches using USD as their functional currency (Bolivia and Peru), the local currency operations are re-measured to USD. The re-measurement of these operations is included in the consolidated statements of income and comprehensive income as foreign exchange gain (losses).

The unrealized foreign currency exchange gain (loss) included in accumulated other comprehensive income was $356, ($610) and $85 at December 31, 2012, 2011 and 2010, respectively.

l) Commitments and Contingencies
Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources, are recorded when it is probable that a liability has been incurred and the amount of the assessment and/or remediation can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

In the ordinary course of business, the Corporation can be involved in legal proceedings involving contractual and employment relationships, liability claims, and a variety of other matters. As of December 31, 2012 and 2011, the Corporation does not have any legal proceedings that would have a material impact on its financial position or results of operations.

m) Goodwill and Intangible Assets
Goodwill represents the excess of costs over the fair value of assets acquired in the Datum Exploration Ltd. (“Datum”) acquisition (Note 5). Goodwill and other intangible assets acquired in a purchase business combination and determined to have indefinite life are not amortized but instead are tested for impairment at least annually. The Corporation’s annual assessment date is July 31st of each year. The following two step process is performed to test goodwill:

The Fair Value of a reporting unit is compared to its carrying value, including goodwill. If the Fair Value of a reporting unit exceeds its carrying amount, goodwill of the unit is not considered impaired, and thus the second step of the impairment test is not necessary. If the carrying amount of a reporting unit exceeds its Fair Value, the second step of the goodwill impairment test shall be performed to measure the amount of impairment loss, if any.

The second step compares the implied Fair Value of reporting unit goodwill with the carrying amount of that goodwill. If the carrying amount of a reporting unit’s goodwill exceeds the implied Fair Value of that goodwill, an impairment loss will be recognized in an amount equal to that excess. The loss recognized cannot exceed the carrying amount of goodwill.

In September 2011, the FASB issued ASU No. 2011-08, “Testing Goodwill for Impairment,” which amends Accounting Standards Codification 350 “Intangibles — Goodwill and Other.” This update permits entities to make a qualitative assessment of whether a reporting unit’s Fair Value is, more likely than not, less than its carrying amount. If an entity concludes it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, the entity is not required to perform the two-step impairment test for that reporting unit. The update is effective for annual interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011, with early adoption permitted. This update did not have a material impact on the Corporation’s financial statements, as the Corporation chose to perform a quantitative analysis as of July 31, 2012.

Intangible assets include customer relationships and are recorded at cost. Intangible assets are amortized over their estimated useful lives of 13 years.

There were no events subsequent to Corporation’s annual assessment date which would have resulted in an impairment of its Goodwill or Intangible assets.

n) Comprehensive Income
Comprehensive income includes net income as currently reported and also considers the effect of additional economic events that are not required to be recorded in determining net income but are rather reported as a separate component of stockholders’ equity. The Corporation reports foreign currency translation gains and losses as a component of comprehensive income.

In June 2011, the FASB issued ASU No. 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income,” to require an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. ASU 2011-05 eliminates the option to present the components of other comprehensive income as part of the statement of equity. This update does not change what items are reported in other comprehensive income or the requirement to report reclassification of items from other comprehensive income to net income. However, in December 2011, the FASB issued ASU No. 2011-12, “Comprehensive Income (Topic 220): Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05,” that deferred the specific requirement within ASU 2011-05 to present on the face of the financial statements items that are reclassified from accumulated other comprehensive income to net income separately with their respective components of net income and other comprehensive income. Entities should continue to report reclassifications out of accumulated other comprehensive income using guidance in effect before ASU 2011-05 was issued. ASU 2011-05 is effective in the first quarter of fiscal 2013, with earlier adoption permitted. The Corporation has elected to adopt both standards with the December 31, 2012 annual report, applied retrospectively, and its adoption did not have a material effect on the financial statements.

o) Fair Value Measurements
The Corporation follows ASC 820, “Fair Value Measurements and Disclosures”, as it relates to financial assets and liabilities, which defines Fair Value, establishes a framework for measuring Fair Value under U.S. GAAP and expands disclosures about Fair Value measurements. The provisions of this standard apply to other accounting pronouncements that require or permit Fair Value measurements. This guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Hierarchical levels, as defined in this guidance and directly related to the amount of subjectivity associated with the inputs to fair valuations of these assets and liabilities, are as follows:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, including quoted process for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or liability (e.g. interest rates); and inputs that are derived principally from or corroborated by observable market data by correlation or other means.

Level 3 — Inputs that are both significant to the fair value measurement and unobservable. Unobservable inputs reflect the Corporation’s judgment about assumptions market participants would use in pricing the asset or liability estimated impact to quoted market prices.

The Corporation’s financial instruments include cash and cash equivalents, accounts receivable, other current assets, accounts payable, accrued liabilities and the notes payable. Due to the short-term maturities of each or the contractual interest rate, the carrying amounts approximate fair value at the respective balance sheet dates.

In May 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards,” to provide a consistent definition of Fair Value and ensure that the Fair Value measurement and disclosure requirements are similar between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain Fair Value measurement principles and enhances disclosure requirements, particularly for Level 3 Fair Value measurements. The enhanced disclosures and Fair Value measurement principles were effective as of January 1, 2012. The adoption of this guidance did not have a material impact on the financial statements.

The Corporation’s financial assets and liabilities measured at fair value as of December 31, 2012 and 2011 are notes payable and warrants. The fair value of the notes payable and warrants are based on Level 3 inputs based on an income and market approach.

p) Deferred Loan Issuance Cost
Deferred loan issuance costs includes deferred costs of $9,279, less accumulated amortization of $213, associated with the 2012 Credit Agreement, as discussed further in Note 11, are being amortized over the life of the debt. The amortization of debt issuance costs is included in interest expense using the effective interest expense method.

q) Credit Agreement Discount
The discount associated with the 2012 Credit Agreement (see Note 11) is being amortized over the life of the debt. The amortization of debt discount is included in interest using the effective interest expense method. The balance sheet includes the original discount of $622, less accumulated amortization of $15.

r) Share-Based Compensation
The Corporation records the grant date Fair Value of share-based compensation arrangements as compensation cost using a straight-line method over the service period. Share-based compensation is expensed based on the nature of the employee’s activity.